Accounts Receivable	12 Months Ended
Dec. 31, 2023
Accounts Receivable
Accounts Receivable

7.Accounts Receivable

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Accounts receivable	502,177	482,365	67,940
Less: allowance for doubtful accounts	(7,131)	(6,373)	(898)
Accounts receivable, net	495,046	475,992	67,042

The following table presents the movement in the allowance for doubtful accounts:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Balance at beginning of year	(4,651)	(7,131)	(1,005)
Additions	(4,243)	—	—
Reversals	—	758	107
Written off	1,763	—	—
Balance at end of year	(7,131)	(6,373)	(898)

Substantially all of the Company’s accounts receivable as of December 31, 2022 and 2023 are aged within 90 days.